UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

This semi-annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - Investor Class	$25	0.49%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,323,568
Number of Portfolio Holdings	605

Portfolio Turnover Rate	10.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	22.6%
AA Rated	24.4
A Rated	22.9
BBB Rated	17.4
BB Rated and Below	1.7
Not Rated	10.3
Reserves	0.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Housing	22.9%
Health Care	22.3
General Obligations - Local	17.5
Transportation	10.8
Special Tax	6.0
Education	5.3
Leasing	5.3
Water & Sewer	4.1
General Obligations - State	1.7
Other	4.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F87-053 10/24

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Maryland Tax-Free Bond Fund

I Class (TFBIX)

This semi-annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - I Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,323,568
Number of Portfolio Holdings	605

Portfolio Turnover Rate	10.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	22.6%
AA Rated	24.4
A Rated	22.9
BBB Rated	17.4
BB Rated and Below	1.7
Not Rated	10.3
Reserves	0.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Housing	22.9%
Health Care	22.3
General Obligations - Local	17.5
Transportation	10.8
Special Tax	6.0
Education	5.3
Leasing	5.3
Water & Sewer	4.1
General Obligations - State	1.7
Other	4.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F1092-053 10/24

Maryland Tax-Free Bond Fund

I Class (TFBIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
MDXBX Maryland Tax-Free Bond
Fund
TFBIX Maryland Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 10.07 $ 9.82 $ 10.83 $ 10.99 $ 11.23 $ 10.61
Investment
activities
Net investment
income
(1)(2)
0.17 0.32 0.29 0.25 0.29 0.31
Net realized and
unrealized gain/
loss 0.10 0.25 (0.99) (0.16) (0.24) 0.62
Total from
investment
activities 0.27 0.57 (0.70) 0.09 0.05 0.93
Distributions
Net investment
income (0.17) (0.32) (0.28) (0.25) (0.29) (0.31)
Net realized gain — — (0.03) — — —
Total distributions (0.17) (0.32) (0.31) (0.25) (0.29) (0.31)
NET ASSET
VALUE
End of period $ 10.17 $ 10.07 $ 9.82 $ 10.83 $ 10.99 $ 11.23

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.69% 5.87% (6.44)% 0.81% 0.48% 8.85%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.54%
(4)
0.53% 0.54% 0.49% 0.48% 0.48%
Net expenses
after waivers/
payments by
Price Associates 0.49%
(4)
0.49% 0.49% 0.49% 0.48% 0.48%
Net investment
income 3.33%
(4)
3.24% 2.84% 2.28% 2.65% 2.80%
Portfolio turnover
rate 10.3% 25.7% 24.8% 13.4% 20.5% 3.9%
Net assets, end of
period (in millions) $1,018 $1,023 $995 $1,529 $2,158 $2,189
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 10.07 $ 9.83 $ 10.83 $ 11.00 $ 11.23 $ 10.61
Investment
activities
Net investment
income
(1)(2)
0.17 0.33 0.29 0.26 0.30 0.31
Net realized and
unrealized gain/
loss 0.10 0.23 (0.97) (0.17) (0.23) 0.63
Total from
investment
activities 0.27 0.56 (0.68) 0.09 0.07 0.94
Distributions
Net investment
income (0.17) (0.32) (0.29) (0.26) (0.30) (0.32)
Net realized gain — — (0.03) — — —
Total distributions (0.17) (0.32) (0.32) (0.26) (0.30) (0.32)
NET ASSET
VALUE
End of period $ 10.17 $ 10.07 $ 9.83 $ 10.83 $ 11.00 $ 11.23

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.72% 5.84% (6.27)% 0.81% 0.65% 8.93%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.42%
(4)
0.42% 0.42% 0.40% 0.40% 0.40%
Net expenses
after waivers/
payments by
Price Associates 0.42%
(4)
0.42% 0.42% 0.40% 0.40% 0.40%
Net investment
income 3.40%
(4)
3.31% 2.93% 2.36% 2.73% 2.87%
Portfolio turnover
rate 10.3% 25.7% 24.8% 13.4% 20.5% 3.9%
Net assets, end
of period (in
thousands) $1,305,681 $1,238,603 $1,208,189 $1,211,340 $473,079 $485,195
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
DISTRICT OF COLUMBIA  2.8%
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  1,370 1,152
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  3,205 3,105
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,549
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/53  16,560 18,149
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  13,125 14,690
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  8,145 8,408
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,175 4,145
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  9,450 10,368
65,566
MARYLAND  91.8%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 2,008
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,066
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,094
Annapolis, Series A, GO, 5.00%, 8/1/43  490 542
Annapolis, Series A, GO, 5.00%, 8/1/46  565 619
Annapolis, Series A, GO, 5.00%, 8/1/48  625 681
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,085
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,259
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 4.90%, 7/1/30  2,620 2,621
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.125%, 7/1/36  3,315 3,316
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.25%, 7/1/44  7,300 7,301
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/25  395 395
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,360 2,362
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,970 4,972
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,687

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,448
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  8,730 8,742
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 8,421
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,066
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,157
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,719
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,471
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,234
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,748
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,406
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,968
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,430
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,811
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,853
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/50  1,220 1,350
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,472
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 6,807
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  9,000 9,327
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 6,252
Anne Arundel County, Consolidated General Improvement,
Water & Sewer, GO, 5.00%, 10/1/41  3,105 3,152
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,103
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/35  1,445 1,460
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/37  1,805 1,867

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/39  1,125 1,161
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,788
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/40  2,125 2,189
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,775
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,762
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/42  3,105 3,150
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,153
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/45  12,925 13,015
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/46  5,375 5,502
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/47  2,195 2,422
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/49  1,555 1,723
Anne Arundel County, Consolidated Water & Sewer,
Series 2015, GO, 5.00%, 4/1/40  12,345 12,451
Anne Arundel County, Consolidated Water & Sewer,
Series 2017, GO, 5.00%, 10/1/38  2,125 2,195
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,678
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,154
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,435
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 11,116
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,737
Baltimore County, GO, 4.00%, 3/1/38  4,020 4,220
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,131
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,674
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,767
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,519
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,157

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 619
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,695
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,865
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 12,042
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,711
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  39,630 43,373
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,631
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,560
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,069
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,177
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,350
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,054
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,593
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,443
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 270
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,080
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,795 10,294
Baltimore County, Riverwood Village, 4.00%, 1/1/50  9,965 9,204
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 505
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 590
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415
Baltimore, Harbor Point Project, 4.50%, 6/1/33  800 812
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,040
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,490 2,530
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,828
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,723
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 11,280
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (1) 200 189
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (1) 220 208
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (1) 250 235
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (1) 270 250
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (1) 1,400 1,241

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (1) 4,000 3,368
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (1) 325 298
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (1) 650 577
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (1) 1,020 877
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (2)(3) 205 214
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  955 952
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,579
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,243
Frederick County, Public Facilities Project, Series A, GO,
1.625%, 10/1/35  7,295 5,610
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/39  9,330 7,034
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,918
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,263
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,360 4,446
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,140 3,177
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,805 1,823
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,990 2,006
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  1,590 1,592
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,195 1,193
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  575 568
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,145 1,125
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,545 1,624
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,630 2,810
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,535 2,738
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (1) 5,855 5,353
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,849
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,220
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,190 10,395

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  2,610 2,637
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,268
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,473
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 5,010
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  9,395 8,847
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,116
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,092
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 790
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 578
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,622
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  6,930 7,117
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,229
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 388
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 443
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 498
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 564
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 623
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 682
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 526
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 812
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 882
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 516
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 548

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 545
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,200 2,364
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (1) 425 427
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (1) 1,250 1,230
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (1) 1,000 978
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (1) 2,950 2,803
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,060 854
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (4) 2,000 2,001
Hyattsville, GO, 5.00%, 1/1/28  360 373
Hyattsville, GO, 5.00%, 1/1/29  375 388
Hyattsville, GO, 5.00%, 1/1/30  395 409
Hyattsville, GO, 5.00%, 1/1/31  415 429
Hyattsville, GO, 5.00%, 1/1/32  435 449
Hyattsville, GO, 5.00%, 1/1/33  455 469
Hyattsville, GO, 5.00%, 1/1/34  480 494
Hyattsville, GO, 5.00%, 1/1/35  505 519
Hyattsville, GO, 5.00%, 1/1/36  530 545
Hyattsville, GO, 5.00%, 1/1/37  555 569
Hyattsville, GO, 5.00%, 1/1/38  585 599
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,131
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,566
Maryland CDA, 4.65%, 9/1/37  6,000 6,266
Maryland CDA, 4.95%, 9/1/42  4,500 4,687
Maryland CDA, 6.00%, 3/1/53  6,430 6,925
Maryland CDA, Series A, 3.00%, 9/1/51  17,145 16,874
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,481
Maryland CDA, Series A, 3.75%, 3/1/50  9,410 9,417
Maryland CDA, Series A, 4.50%, 9/1/48  5,230 5,314
Maryland CDA, Series A, 5.00%, 9/1/52  4,305 4,481
Maryland CDA, Series B, 3.00%, 9/1/51  29,235 28,717
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,767
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,561
Maryland CDA, Series B, 4.50%, 9/1/48 (4) 4,665 4,694
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,641
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,467
Maryland CDA, Series C, 3.50%, 3/1/50  5,165 5,148

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,220
Maryland CDA, Series C, 5.00%, 9/1/26  375 390
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,224
Maryland CDA, Series C, 5.00%, 3/1/30  740 793
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,605
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,698
Maryland CDA, Series C, 5.75%, 9/1/54  6,175 6,666
Maryland CDA, Series F, 5.00%, 7/1/48  980 981
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,264
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,643
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,955
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,510
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  12,225 13,815
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,544
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,154
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,185
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,350
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,420
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,290
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 497
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 510
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,313
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,117
Maryland Dept. of Housing & Community Dev., Series B,
4.60%, 7/1/49  1,915 1,917
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/54  3,045 3,048
Maryland Dept. of Housing & Community Dev., Series B,
4.80%, 7/1/59  2,875 2,925
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,625 5,248

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44 (5) 4,440 4,462
Maryland DOT, 3.00%, 5/1/31  500 492
Maryland DOT, 3.00%, 10/1/34  10,775 10,287
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,378
Maryland DOT, Series B, 4.00%, 8/1/37 (4) 1,500 1,484
Maryland DOT, Series B, 4.00%, 8/1/38 (4) 1,500 1,481
Maryland DOT, Series B, 4.00%, 8/1/39 (4) 4,180 4,089
Maryland DOT, Series B, 4.00%, 8/1/40 (4) 5,925 5,737
Maryland DOT, Series B, 4.00%, 8/1/41 (4) 1,600 1,546
Maryland DOT, Series B, 4.00%, 8/1/51 (4) 26,665 24,813
Maryland DOT, Series B, 5.00%, 8/1/31 (4) 1,125 1,226
Maryland DOT, Series B, 5.00%, 8/1/32 (4) 1,420 1,543
Maryland DOT, Series B, 5.00%, 8/1/46 (4) 21,025 21,830
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (4) 3,205 3,137
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (4) 4,800 4,487
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (4) 510 516
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (4) 690 709
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (4) 375 396
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (4) 385 411
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,760
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,214
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,312
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  1,185 1,248
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,541
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 797
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 827
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 854
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 885

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 817
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 760
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 257
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,255 3,081
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  12,335 10,944
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  515 521
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (1) 1,680 1,701
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (1) 2,000 2,019
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 13,151
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (6) 2,595 2,793
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (6) 2,935 3,146
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (6) 2,085 2,227
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (6) 2,245 2,390
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (6) 6,825 7,152
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (6) 2,000 2,112
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,258
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,906
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  4,850 4,592
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,303
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 619
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 698
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 522
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 874

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,193
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,097
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,991
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,735
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 12,333
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,960 18,430
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 322
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 739
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 650
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 560
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 608
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,340
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 9,238
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  8,000 8,877
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (4) 1,405 1,438
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (4) 415 439
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (4) 1,750 1,842
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (4) 2,850 2,987
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (4) 2,500 2,620
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (4) 1,610 1,691
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (4) 4,000 4,173
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 29,815 31,029
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  770 770

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,000 1,000
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (4) 6,400 6,607
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (4) 18,905 19,365
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 404
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,150 1,151
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 181
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 336
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 387
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 334
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,171
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,002
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 192
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 223
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,008
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 529
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,600
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,111
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,892
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,341
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (6) 505 515
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (6) 800 828
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (6) 525 543
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (6) 560 578
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (6) 1,325 1,364
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (6) 705 725

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (6) 1,815 1,849
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (6) 2,280 2,357
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6) 3,405 3,514
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6) 3,100 3,194
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (6) 4,305 4,428
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (6) 4,020 4,130
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (6) 15,010 15,377
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (6) 6,910 7,016
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  600 600
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/26  635 641
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  500 505
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/31  2,350 2,371
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/35  3,845 3,875
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/39  3,850 3,867
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,230 1,231
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  2,570 2,571
Maryland HHEFA, 5.875%, 7/1/43 (1) 2,000 2,066
Maryland HHEFA, 6.125%, 7/1/53 (1) 3,745 3,871
Maryland HHEFA, 6.25%, 7/1/63 (1) 6,000 6,209
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 959
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 663
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 926
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 535
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 390
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 609
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 588
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,472
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,587

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  18,660 18,968
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/34  2,565 2,573
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/35  1,840 1,841
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (1) 820 825
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (1) 1,500 1,500
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 284
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 798
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 213
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,042
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 552
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,041
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,981
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,882
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,100 7,251
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,239
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 625
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,885
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 15,005
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,554
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,515
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 996
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25  875 878
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,025
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,937
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,088
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,820 17,938
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,980
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (6) 920 1,043
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,563

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  12,575 10,471
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,431
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (1) 205 208
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (1) 1,265 1,274
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (1) 1,800 1,803
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (1) 1,530 1,534
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(7) 5,280 5,451
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 3.80%, 6/1/48  1,000 1,000
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 3.80%, 6/1/46  8,900 8,900
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 1,025 1,032
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,059
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 670 675
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,477
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,593
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,000 965
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,041
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,097
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,249
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,212
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,085
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,059
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 480
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,210
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,505
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 436
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 501
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 596
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  5,000 5,000
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 501
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42  4,935 4,604

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/25  100 101
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/26 (3) 225 234
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27  850 871
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/28  650 666
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/30 (Prerefunded 6/1/26) (8) 1,020 1,061
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/31 (Prerefunded 6/1/26) (8) 680 707
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33 (Prerefunded 6/1/26) (8) 300 312
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35 (Prerefunded 6/1/26) (8) 275 286
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/28 (Prerefunded 6/1/26) (8) 300 312
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/29 (Prerefunded 6/1/26) (8) 315 328
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/36 (Prerefunded 6/1/26) (8) 575 598
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (6) 8,270 9,520
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,995 19,306
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,116
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 905
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  15,350 15,420
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  13,840 13,471
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,008
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,843
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  4,595 4,725
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  17,145 17,561
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,765
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,621
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,002
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,530
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,867
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,020
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,225

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,500 1,528
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  6,845 6,947
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  1,170 1,173
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,044
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,011
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  23,375 23,560
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  32,035 32,222
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,773
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 959
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,677
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 489
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,887
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,375
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  650 613
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,283
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,191
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,289
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,458
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 738
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  790 763
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  7,665 6,907
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 11,545
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  10,185 8,992
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 905
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,387
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,953
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,130
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 520
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,500 3,363
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.80%, 7/1/41  2,900 2,900

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 4,029
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/47  4,000 3,940
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/52  11,425 11,039
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,198
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 47,640
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 15,489
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,427
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  6,440 5,228
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,497
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (4) 3,250 3,270
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (4) 7,830 7,727
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/25 (4) 2,690 2,692
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (4) 2,820 2,823
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (4) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (4) 4,615 4,915
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (4) 1,125 1,191
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (4) 3,110 3,112
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2019, 5.00%, 6/1/28 (4) 2,250 2,384
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 8,085
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,000 4,861
Maryland, State and Local Facilities, Series A, GO, 4.00%,
3/15/30  5,000 5,129
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,824
Montgomery County, Series A, GO, 4.00%, 12/1/35  10,000 10,001
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,529
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,145
Montgomery County, Series E, GO, VRDN, 3.90%, 11/1/37  11,850 11,850
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  6,365 6,247

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  500 500
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 5,095
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  5,000 5,120
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,620 3,768
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,860 8,566
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 25,025
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 563
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 554
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 632
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 550
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,386
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 6,111
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 9,472
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 12,580
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 3.80%, 1/1/63  2,900 2,900
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,114
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,601
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,143
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,429
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,024
Montgomery County, Trinity Healthcare, Series 2016MD,
5.00%, 12/1/45  5,000 5,067
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (1) 3,500 3,507

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (1) 1,350 1,366
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,786
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,008
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 801
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 531
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,179
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 503
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 504
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,394
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,536
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,122
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 929
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,542
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,695
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,850
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,122
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 1,020
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,347
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,479
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,810
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,859
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,302
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,119
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.90%, 6/1/27  200 200
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 4.00%, 6/1/27  700 700
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,822
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  5,845 4,929
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 806
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,110
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/41  1,450 1,452

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/44  6,595 6,660
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 5,015
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  7,500 7,502
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  14,325 14,224
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 9,912
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  5,000 4,954
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/29  4,895 5,452
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,295
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/36  2,935 3,463
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/38  12,585 12,928
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,923
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2023, 4.00%, 6/1/50  3,000 2,979
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,802
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,500 2,501
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,645 4,646
2,133,565
PUERTO RICO  4.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 14,304 9,047
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 8,291 5,306
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,114
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,000 1,050
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,822
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,894
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,608

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,932
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,041
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 55 29
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (10)
(11) 4,690 2,521
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/27 (10)(11) 850 457
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/30 (10)(11) 1,925 1,035
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 85 46
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 210 113
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 270 145
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 1,045 562
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 340 183
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 415 223
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 55 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (10)
(11) 1,760 946
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 45 24
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 460 247
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 225 121
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 95 51
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 255 137
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 195 105
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 65 35
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 110 59
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (10)
(11) 1,110 597

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 90 48
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 830 446
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 240 129
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 95 51
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,070 22,851
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  14,000 14,056
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,842 13,669
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 3,110
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,244 3,203
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,533
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  4,180 4,128
107,704
Total Investments in Securities
99.3% of Net Assets
(Cost $2,335,816) $ 2,306,835
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $49,081 and represents 2.1% of net assets.
(2) Insured by Financial Guaranty Insurance Company
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax.
(5) When-issued security
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by AMBAC Assurance Corporation
(8) Prerefunded date is used in determining portfolio maturity.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,335,816) $ 2,306,835
Interest receivable 24,701
Receivable for shares sold 1,393
Cash 73
Other assets 30
Total assets 2,333,032
Liabilities
Payable for investment securities purchased 5,491
Payable for shares redeemed 1,998
Investment management fees payable 755
Due to affiliates 21
Payable to directors 1
Other liabilities 1,198
Total liabilities 9,464
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,323,568

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (97,161)
Paid-in capital applicable to 228,449,495 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,420,729
NET ASSETS $ 2,323,568
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,017,887; Shares outstanding:
100,107,178) $ 10.17
I Class
(Net assets: $1,305,681; Shares outstanding:
128,342,317) $ 10.17

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 43,738
Expenses
Investment management 4,403
Shareholder servicing
Investor Class $ 667
I Class 109 776
Prospectus and shareholder reports
Investor Class 19
I Class 6 25
Custody and accounting 119
Legal and audit 59
Registration 25
Directors 4
Miscellaneous 10
Waived / paid by Price Associates (229)
Total expenses 5,192
Net investment income 38,546
Realized and Unrealized Gain / Loss –
Net realized loss on securities (8,774)
Change in net unrealized gain / loss on securities 30,512
Net realized and unrealized gain / loss 21,738
INCREASE IN NET ASSETS FROM OPERATIONS $ 60,284

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 38,546 $ 71,998
Net realized loss (8,774) (32,328)
Change in net unrealized gain / loss 30,512 85,287
Increase in net assets from operations 60,284 124,957
Distributions to shareholders
Net earnings
Investor Class (16,492) (31,463)
I Class (21,321) (39,558)
Decrease in net assets from distributions (37,813) (71,021)
Capital share transactions
*
Shares sold
Investor Class 88,246 245,750
I Class 96,175 135,446
Distributions reinvested
Investor Class 14,973 27,947
I Class 14,929 27,374
Shares redeemed
Investor Class (117,982) (270,495)
I Class (56,610) (161,988)
Increase in net assets from capital share
transactions 39,731 4,034
Net Assets
Increase during period 62,202 57,970
Beginning of period 2,261,366 2,203,396
End of period $ 2,323,568 $ 2,261,366
*Share information (000s)
Shares sold
Investor Class 8,764 25,092
I Class 9,533 13,757
Distributions reinvested
Investor Class 1,491 2,834
I Class 1,485 2,775
Shares redeemed
Investor Class (11,724) (27,666)
I Class (5,623) (16,518)
Increase in shares outstanding 3,926 274

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Tax-Free Bond Fund (Investor Class) and the Maryland
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment

T. ROWE PRICE Maryland Tax-Free Bond Fund

and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $293,876,000 and
$230,520,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$65,138,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,336,178,000. Net unrealized loss aggregated $29,343,000 at period-end, of which $35,767,000 related to appreciated investments and $65,110,000 related to depreciated investments.

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment

T. ROWE PRICE Maryland Tax-Free Bond Fund

is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,179,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $286,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the
Investor
Class I Class
Expense limitation/I Class Limit 0.49% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(229) $—

T. ROWE PRICE Maryland Tax-Free Bond Fund

security. During the six months ended August 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2024.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Maryland Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F87-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024